Cover	Mar. 18, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 18, 2025
Entity Registrant Name	Abacus Global Management, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39403
Entity Tax Identification Number	85-1210472
Entity Address, Address Line One	2101 Park Center Drive, Suite 200
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32835
City Area Code	800
Local Phone Number	561-4148
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001814287
Current Fiscal Year End Date	--12-31
Entity Information, Former Legal or Registered Name	Abacus Life, Inc.
Common stock, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	ABL
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	ABLLW
Security Exchange Name	NASDAQ
Fixed Unsecured Notes
Document Information [Line Items]
Title of 12(b) Security	9.875% Fixed Rate Senior Notes due 2028
Trading Symbol	ABLLL
Security Exchange Name	NASDAQ